Taxes	12 Months Ended
Jan. 31, 2013
Income Tax Disclosure [Abstract]
Taxes
Note 9. Taxes
Income from Continuing Operations
The components of income from continuing operations before income taxes are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
U.S.	$19,352	$18,685	$18,398
Non-U.S.	6,385	5,713	5,140
Total income from continuing operations before income taxes	$25,737	$24,398	$23,538

A summary of the provision for income taxes is as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Current:
U.S. federal	$5,611	$4,596	$4,600
U.S. state and local	622	743	637
International	1,766	1,403	1,466
Total current tax provision	7,999	6,742	6,703
Deferred:
U.S. federal	38	1,444	818
U.S. state and local	(8)	57	39
International	(48)	(299)	19
Total deferred tax expense (benefit)	(18)	1,202	876
Total provision for income taxes	$7,981	$7,944	$7,579

Effective Income Tax Rate Reconciliation
The Company's effective income tax rate is typically lower than the U.S. statutory tax rate primarily because of benefits from lower-taxed global operations, including the use of global funding structures and certain U.S. tax credits. The Company's non-U.S. income is generally subject to local country tax rates that are below the 35% U.S. statutory tax rate. Certain non-U.S. earnings have been indefinitely reinvested outside the U.S. and are not subject to current U.S. income tax. A reconciliation of the significant differences between the U.S. statutory tax rate and the effective income tax rate on pretax income from continuing operations is as follows:

	Fiscal Years Ended January 31,
	2013	2012	2011
U.S. statutory tax rate	35.0%	35.0%	35.0%
U.S. state income taxes, net of federal income tax benefit	1.7%	2.0%	1.9%
Income taxed outside the U.S.	(2.6)%	(2.8)%	(2.2)%
Net impact of repatriated international earnings	(2.5)%	(0.3)%	(1.5)%
Other, net	(0.6)%	(1.3)%	(1.0)%
Effective income tax rate	31.0%	32.6%	32.2%

Deferred Taxes
The significant components of the Company's deferred tax account balances are as follows:

	January 31,
(Amounts in millions)	2013	2012
Deferred tax assets:
Loss and tax credit carryforwards	$3,525	$2,996
Accrued liabilities	2,683	2,949
Share-based compensation	204	376
Other	1,500	1,029
Total deferred tax assets	7,912	7,350
Valuation allowance	(2,225)	(2,528)
Deferred tax assets, net of valuation allowance	5,687	4,822
Deferred tax liabilities:
Property and equipment	5,830	5,891
Inventories	1,912	1,627
Other	1,157	409
Total deferred tax liabilities	8,899	7,927
Net deferred tax liabilities	$3,212	$3,105

The deferred taxes are classified as follows in the Company's Consolidated Balance Sheets:

	January 31,
(Amounts in millions)	2013	2012
Balance Sheet classification:
Assets:
Prepaid expenses and other	$520	$815
Other assets and deferred charges	757	738
Asset subtotals	1,277	1,553
Liabilities:
Accrued liabilities	116	41
Deferred income taxes and other	4,373	4,617
Liability subtotals	4,489	4,658
Net deferred tax liabilities	$3,212	$3,105

Unremitted Earnings
United States income taxes have not been provided on accumulated but undistributed earnings of the Company's international subsidiaries of approximately $19.2 billion and $19.7 billion as of January 31, 2013 and 2012, respectively, as the Company intends to permanently reinvest these amounts outside of the United States. However, if any portion were to be distributed, the related U.S. tax liability may be reduced by foreign income taxes paid on those earnings. Determination of the unrecognized deferred tax liability related to these undistributed earnings is not practicable because of the complexities with its hypothetical calculation. The Company provides deferred or current income taxes on earnings of international subsidiaries in the period that the Company determines it will remit those earnings.
Net Operating Losses, Tax Credit Carryforwards and Valuation Allowances
At January 31, 2013, the Company had net operating loss and capital loss carryforwards totaling approximately $5.5 billion. Of these carryforwards, approximately $3.2 billion will expire, if not utilized, in various years through 2023. The remaining carryforwards have no expiration. At January 31, 2013, the Company had foreign tax credit carryforwards of $1.7 billion, which will expire in various years through 2023, if not utilized.
As of January 31, 2013 and 2012, the Company had a valuation allowance recorded of approximately $2.2 billion and $2.5 billion, respectively, on deferred tax assets associated primarily with net operating loss carryforwards for which management has determined it is more likely than not that the deferred tax asset will not be realized. The $0.3 billion net decrease in the valuation allowance during fiscal 2013 related to releases arising from the use of net operating loss and capital loss carryforwards, increases from certain net operating losses arising in fiscal 2013, decreases due to operating and capital loss expirations and fluctuations in currency exchange rates. Management believes that it is more likely than not that the remaining net deferred tax assets will be fully realized.
The recoverability of these future tax deductions and credits is evaluated by assessing the adequacy of future expected taxable income from all sources, including taxable income in prior carryback years, reversal of taxable temporary differences, forecasted operating earnings and available tax planning strategies. To the extent management does not consider it more likely than not that a deferred tax asset will be realized, a valuation allowance is established. To the extent that a valuation allowance has been established and management subsequently determines that it is more likely than not that the deferred tax assets will be realized, the valuation allowance is released.
Uncertain Tax Positions
The benefits of uncertain tax positions are recorded in the Company's Consolidated Financial Statements only after determining a more-likely-than-not probability that the uncertain tax positions will withstand challenge, if any, from taxing authorities.
As of January 31, 2013 and 2012, the amount of unrecognized tax benefits related to continuing operations was $818 million and $611 million, respectively. The amount of unrecognized tax benefits that would affect the Company's effective income tax rate is $741 million and $520 million for January 31, 2013 and 2012, respectively.
A reconciliation of unrecognized tax benefits from continuing operations is as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Unrecognized tax benefits, beginning of year	$611	$795	$1,019
Increases related to prior year tax positions	88	87	101
Decreases related to prior year tax positions	(232)	(162)	(61)
Increases related to current year tax positions	431	56	199
Settlements during the period	(80)	(161)	(453)
Lapse in statutes of limitations	—	(4)	(10)
Unrecognized tax benefits, end of year	$818	$611	$795

The Company classifies interest and penalties related to uncertain tax benefits as interest expense and as operating, selling, general and administrative expenses, respectively. During fiscal 2013, 2012 and 2011, the Company recognized interest and penalty expense (benefit) related to uncertain tax positions of $2 million, $(19) million and $45 million, respectively. As of January 31, 2013 and 2012, accrued interest related to uncertain tax positions of $139 million and $166 million, respectively, were recorded in the Company's Consolidated Balance Sheets. The Company did not have any accrued penalties recorded as of January 31, 2013 or 2012.
During the next twelve months, it is reasonably possible that tax audit resolutions could reduce unrecognized tax benefits by between $165 million and $210 million, either because the tax positions are sustained on audit or because the Company agrees to their disallowance. The Company is focused on resolving tax audits as expeditiously as possible. As a result of these efforts, unrecognized tax benefits could potentially be reduced beyond the provided range during the next twelve months. The Company does not expect any change to have a significant impact to its Consolidated Financial Statements.
The Company remains subject to income tax examinations for its U.S. federal income taxes generally for fiscal 2011 through 2013. The Company also remains subject to income tax examinations for international income taxes for fiscal 2005 through 2013, and for U.S. state and local income taxes generally for fiscal 2006 through 2013.
Other Taxes
The Company is subject to tax examinations for payroll, value added, sales-based and other non-income taxes. A number of these examinations are ongoing and, in certain cases, have resulted in assessments from the taxing authorities. Where appropriate, the Company has made accruals for these matters, which are reflected in the Company's Consolidated Financial Statements. While these matters are individually immaterial, a group of related matters, if decided adversely to the Company, may result in a liability material to the Company's Consolidated Financial Statements.